COMMITMENTS AND CONTINGENT LIABILITIES - Future Minimum Payments for Contractual Commitments (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	$ 486
Purchase obligations	1,459
Program rights	1,967
Total commitments	3,912
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	181
Purchase obligations	559
Program rights	734
Total commitments	1,474
1-3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	241
Purchase obligations	448
Program rights	1,000
Total commitments	1,689
4-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	64
Purchase obligations	187
Program rights	173
Total commitments	424
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	0
Purchase obligations	265
Program rights	60
Total commitments	$ 325